FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  __________________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 11, 2005
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $59,873(thousands)

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                                                                        FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated             COM              003924107      991    144,160   SH        SOLE                144,160
Abitibi-Consolidated Inc         COM              003924107    2,154    313,269   SH        SOLE                313,269
Agrium Inc                       COM              008916108    3,382    200,740   SH        SOLE                200,740
Calpine Corp                     COM              131347906       7       2,803   SH  CALL  SOLE                  2,803
Central Freight Lines, Inc.      COM              153491105    1,039    164,907   SH        SOLE                164,907
Charter Communications Inc D     CL A             16117M107    1,426    636,700   SH        SOLE                636,700
Comcast Corp New                 CL A             20030N101    3,042     91,400   SH        SOLE                 91,400
Crown Holdings Inc               COM              228368106    6,564    477,699   SH        SOLE                477,699
Crown Holdings Inc               COM              228368906      292        634   SH  CALL  SOLE                    634
Crown Holdings Inc               COM              228368906      431      1,449   SH  CALL  SOLE                  1,449
Dynegy Inc New                   COM              26816Q901      426      5,008   SH  CALL  SOLE                  5,008
Grey Wolf Inc                    COM              397888108    1,174    222,700   SH        SOLE                222,700
Interstate Bakeries Corp Del     COM              46072H108      576     90,050   SH        SOLE                 90,050
IShares Trust                    RUSSELL 2000     464287955      655      2,166   SH   PUT  SOLE                  2,166
JP Morgan Chase & Co             COM              46625H100    2,801     71,800   SH        SOLE                 71,800
Lyondell Chemical                COM              552078907      154        172   SH  CALL  SOLE                    172
Lyondell Chemical                COM              552078907    2,735      2,749   SH  CALL  SOLE                  2,749
Methanex Corp.                   COM              59151K108    4,490    246,199   SH        SOLE                246,199
Northwest Airlines               COM              667280101    4,320    395,267   SH        SOLE                395,267
Parker Drilling Co.              COM              701081101    2,890    735,312   SH        SOLE                735,312
Payless Shoesource Inc           COM              704379956        2        150   SH   PUT  SOLE                    150
Payless Shoesource Inc           COM              704379906       33      2,212   SH  CALL  SOLE                  2,212
Primedia Inc                     COM              74157K101    1,656    435,862   SH        SOLE                435,862
Primewest Energy Trust           TR UNIT NEW      741930309    2,530    114,200   SH        SOLE                114,200
Provident Energy                 TR UNIT          74386K104    2,306    243,700   SH        SOLE                243,700
Retail Holders Trust             COM              76127U951      127      1,107   SH   PUT  SOLE                  1,107
Rock-Tenn Company                CL A             772739207    1,294     85,350   SH        SOLE                 85,350
Smurfit-Stone Container Corp     COM              832727101    4,786    256,232   SH        SOLE                256,232
SPDR Trust                       UNIT SER 1       78462F103    3,336     27,600   SH        SOLE                 27,600
Tenet Healthcare Corp            COM              88033G900      377      1,588   SH  CALL  SOLE                  1,588
Tenet Healthcare Corp            COM              88033G900      842      6,603   SH  CALL  SOLE                  6,603
Tower Automotive Inc             COM              891707101      364    152,390   SH        SOLE                152,390
United Rentals Inc               COM              911363109    2,619    138,550   SH        SOLE                138,550
Young Broadcasting Inc           CL A             987434107    1,042     98,687   SH        SOLE                 98,687

                                               Value Total   $59,873

                                               Entry Total:       33
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